Note payable	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Note payable

Note 7 – Note payable

On April 30, 2020, the Company was granted a loan from a banking institution, in the principal amount of $481,977 (the “Loan”), pursuant to the Paycheck Protection Program (the “PPP”) under Division A, Title I of the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The Loan, which was in the form of a Note dated April 30, 2020, matures on April 30, 2022 and bears interest at a fixed rate of 1.00% per annum, payable monthly commencing on November 5, 2020. Funds from the loan may only be used to retain workers and maintain payroll or make mortgage payments, lease payments and utility payments. Management used the entire Loan amount for qualifying expenses. Under the terms of the PPP, certain amounts of the Loan may be forgiven if they are used for qualifying expenses as described in the CARES Act. The Company has applied for the loan forgiveness.

On June 1, 2021 the Company assumed the PPP loan of Flagship Solutions, LLC in the amount of $307,300. During the six months ended June 30, 2021, the PPP loan was forgiven and the Company recorded a gain on forgiveness of debt on the Consolidated Statements of Operations.